Pioneer Fundamental Growth Fund
Schedule of Investments  |  December 31, 2021

A: PIGFX	C: FUNCX	K: PFGKX	R: PFGRX	Y: FUNYX

Schedule of Investments  |  12/31/21
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.7% of Net Assets
	Beverages — 1.5%
623,955	PepsiCo., Inc.	$ 108,387,223
	Total Beverages	$108,387,223
	Capital Markets — 7.0%
3,087,774	Charles Schwab Corp.	$ 259,681,794
111,111	FactSet Research Systems, Inc.	54,001,057
1,281,907	Intercontinental Exchange, Inc.	175,326,420
	Total Capital Markets	$489,009,271
	Commercial Services & Supplies — 1.9%
881,710(a)	Copart, Inc.	$ 133,684,870
	Total Commercial Services & Supplies	$133,684,870
	Communications Equipment — 1.5%
384,994	Motorola Solutions, Inc.	$ 104,602,870
	Total Communications Equipment	$104,602,870
	Electrical Equipment — 1.3%
263,445	Rockwell Automation, Inc.	$ 91,902,788
	Total Electrical Equipment	$91,902,788
	Electronic Equipment, Instruments & Components — 5.0%
1,897,978	Amphenol Corp., Class A	$ 165,997,156
901,384	CDW Corp.	184,585,415
	Total Electronic Equipment, Instruments & Components	$350,582,571
	Energy Equipment & Services — 1.9%
4,568,574	Schlumberger, Ltd.	$ 136,828,791
	Total Energy Equipment & Services	$136,828,791
	Entertainment — 1.6%
836,958	Electronic Arts, Inc.	$ 110,394,760
	Total Entertainment	$110,394,760
	Health Care Equipment & Supplies — 2.8%
1,013,548(a)	Edwards Lifesciences Corp.	$ 131,305,143
524,094	Zimmer Biomet Holdings, Inc.	66,580,902
	Total Health Care Equipment & Supplies	$197,886,045
	Health Care Providers & Services — 0.6%
85,405	Humana, Inc.	$ 39,615,963
	Total Health Care Providers & Services	$39,615,963
1Pioneer Fundamental Growth Fund |  | 12/31/21

Shares		Value
	Hotels, Restaurants & Leisure — 4.5%
86,910(a)	Booking Holdings, Inc.	$ 208,517,080
684,082(a)	Hilton Worldwide Holdings, Inc.	106,709,951
	Total Hotels, Restaurants & Leisure	$315,227,031
	Insurance — 1.7%
278,960	Marsh & McLennan Cos., Inc.	$ 48,488,827
710,052	Progressive Corp.	72,886,838
	Total Insurance	$121,375,665
	Interactive Media & Services — 7.6%
183,520(a)	Alphabet, Inc., Class C	$ 531,031,637
	Total Interactive Media & Services	$531,031,637
	Internet & Direct Marketing Retail — 6.7%
141,308(a)	Amazon.com, Inc.	$ 471,168,917
	Total Internet & Direct Marketing Retail	$471,168,917
	IT Services — 9.7%
407,903	Accenture Plc, Class A	$ 169,096,189
969,955	Mastercard, Inc., Class A	348,524,230
871,665(a)	PayPal Holdings, Inc.	164,378,586
	Total IT Services	$681,999,005
	Life Sciences Tools & Services — 5.7%
480,265	Danaher Corp.	$ 158,011,987
360,553	Thermo Fisher Scientific, Inc.	240,575,384
	Total Life Sciences Tools & Services	$398,587,371
	Machinery — 4.8%
475,065	Illinois Tool Works, Inc.	$ 117,246,042
1,171,193	Stanley Black & Decker, Inc.	220,910,424
	Total Machinery	$338,156,466
	Pharmaceuticals — 4.8%
627,612	Eli Lilly & Co.	$ 173,358,987
2,768,741	Pfizer, Inc.	163,494,156
	Total Pharmaceuticals	$336,853,143
	Professional Services — 1.4%
433,904	Verisk Analytics, Inc.	$ 99,246,862
	Total Professional Services	$99,246,862
	Semiconductors & Semiconductor Equipment — 4.5%
1,734,305	QUALCOMM, Inc.	$ 317,152,355
	Total Semiconductors & Semiconductor Equipment	$317,152,355
Pioneer Fundamental Growth Fund |  | 12/31/212

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Shares		Value
	Software — 12.5%
286,416(a)	Adobe, Inc.	$ 162,415,057
1,598,280	Microsoft Corp.	537,533,530
706,854(a)	salesforce.com, Inc.	179,632,807
	Total Software	$879,581,394
	Specialty Retail — 6.6%
223,757(a)	O'Reilly Automotive, Inc.	$ 158,023,906
1,335,534	Ross Stores, Inc.	152,624,826
1,992,725	TJX Cos., Inc.	151,287,682
	Total Specialty Retail	$461,936,414
	Technology Hardware, Storage & Peripherals — 4.1%
1,629,183	Apple, Inc.	$ 289,294,025
	Total Technology Hardware, Storage & Peripherals	$289,294,025
	Total Common Stocks (Cost $3,229,443,866)	$7,004,505,437

	SHORT TERM INVESTMENTS — 0.4% of Net Assets
	Open-End Mutual Funds — 0.4%
30,248,386	Dreyfus Government Cash Management, Institutional Shares, 0.03%(b)	$ 30,248,387
		$30,248,387
	TOTAL SHORT TERM INVESTMENTS (Cost $30,248,386)	$30,248,387
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $3,259,692,252)	$7,034,753,824
	OTHER ASSETS AND LIABILITIES — (0.1%)	$(10,263,229)
	Net Assets — 100.0%	$7,024,490,595
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2021.
3Pioneer Fundamental Growth Fund |  | 12/31/21

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2021, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$7,004,505,437	$—	$—	$7,004,505,437
Open-End Mutual Funds	30,248,387	—	—	30,248,387
Total Investments in Securities	$7,034,753,824	$—	$—	$7,034,753,824
During the nine months ended December 31, 2021, there were no transfers in and out of Level 3.
Pioneer Fundamental Growth Fund |  | 12/31/214